Share capital - Summary of Classes of Shares Outstanding (Details)	Mar. 31, 2024 $ / shares shares
Disclosure of classes of share capital [line items]
Number of shares outstanding	362,630,592
Class A shares
Disclosure of classes of share capital [line items]
Par value per share | $ / shares	$ 0.0001
Number of shares outstanding	244,266,823
Class B shares
Disclosure of classes of share capital [line items]
Par value per share | $ / shares	$ 0.0001
Number of shares outstanding	1
Class C shares
Disclosure of classes of share capital [line items]
Par value per share | $ / shares	$ 0.0001
Number of shares outstanding	118,363,766
Class D shares
Disclosure of classes of share capital [line items]
Par value per share | $ / shares	$ 0.0001
Number of shares outstanding	1
Deferred shares
Disclosure of classes of share capital [line items]
Par value per share | $ / shares	$ 0.01
Number of shares outstanding	1